Average Annual Total Returns - Class A Class C and Institutional Class - Russell 2000 1.5x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	15.17%	14.27%	12.23%	15.03%	13.55%	11.50%	8.98%	11.13%	9.80%	19.96%	14.21%	13.29%	19.01%	14.53%	11.94%	18.83%	13.70%	11.11%	11.25%	11.30%	9.49%	19.96%	14.21%	13.29%